OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2024	2023
Committed subscription proceeds for San Nicolás project	$195,952	$229,950
Pension benefit obligations	51,793	56,255
Deferred income	34,888	24,046
Other	6,261	11,855
Total other liabilities	$288,894	$322,106